Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of supplemental cash flow information related to leases

	Year Ended December 31,
	2022	2023
	RMB	RMB
Cash paid for the rentals included in the lease liabilities	22,850	17,560
ROU assets obtained in exchange for operating lease liabilities	10,034	22,642

Schedule of supplemental consolidated balance sheet information

	As of December 31,
	2022	2023
	RMB	RMB
Right-of-use assets	12,442	16,353
Current portion of lease liabilities	9,761	7,399
Non-current lease liabilities	854	7,641

Schedule of lease term and discount rates

	As of December 31,
	2022	2023

Weighted-average remaining lease term
Operating leases	0.6 years	7.38 years
Weighted-average discount rate
Operating leases	4.7%	4.7%

	As of December 31,
	2022	2023
	RMB	RMB
Maturities of lease liabilities were as follows:
2023	10,452	—
2024	323	8,185
2025	—	3,552
2026	—	444
2027	—	444
2028	—	444
Thereafter	—	5,172
Total undiscounted lease payments	10,775	18,241
Less: imputed interest	(160)	(3,201)
Total present value of lease liabilities	10,615	15,040